Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands		6 Months Ended		12 Months Ended
	Jun. 01, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2025	Jun. 30, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses		¥ 2,585	¥ 1,396	¥ 1,996	¥ 931
Initial payment	¥ 2,500	2,500
Contract liabilities		1,474		940			$ 206
Revenue recognized				467	¥ 3,734
Unrecognized tax benefits
Uncertain tax positions for interest and penalties
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description		Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker(“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		chief operating decision
Number of reportable segment		1
Channel One [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues generated gross		¥ 12,023	86,710
Channel Two [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues generated gross		344,870	215,666
Sales of Products [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues generated gross			123
Revenues generated net		56,640	¥ 145,251
Mimus Technology [Member]
Summary of Significant Accounting Policies [Line Items]
Total consideration	¥ 5,000
Initial payment		¥ 2,500
Mimus Technology (Hangzhou) Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	2.50%
US [Member]
Summary of Significant Accounting Policies [Line Items]
Translated rate		1					1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translated rate		7.1636					7.1636
Forecast [Member] | Mimus Technology (Hangzhou) Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest						2.50%